Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Japan ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.4%
iShares MSCI Japan ETF(a)	8,660,312	$574,438,495

Total Investment Companies — 100.4%
(Cost: $588,477,087)		574,438,495

Total Investments in Securities — 100.4%
(Cost: $588,477,087)		574,438,495

Other Assets, Less Liabilities — (0.4)%		(2,354,555)

Net Assets — 100.0%		$572,083,940

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$210,000	$—	$(210,000	)(b)	$—	$—	$—	—	$8	$—
iShares MSCI Japan ETF	534,387,175	107,786,452	(49,292,884)		6,473,996	(24,916,244)	574,438,495	8,660,312	(52)	—
					$6,473,996	$(24,916,244)	$574,438,495		$(44)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	922,447,000	USD	8,098,472	BNP	12/03/21	$62,281
JPY	61,487,290,400	USD	541,523,540	BOA	12/03/21	2,445,522
JPY	931,738,000	USD	8,194,461	HSBC	12/03/21	48,489
JPY	6,102,868,600	USD	53,749,101	MS	12/03/21	242,085
JPY	1,120,914,000	USD	9,850,709	UBS	12/03/21	65,853
JPY	2,236,169,000	USD	19,709,681	BNP	01/06/22	88,485
						2,952,715
USD	1,987,977	JPY	226,435,000	BNP	12/03/21	(15,260)
USD	56,579	JPY	6,453,000	BSCH	12/03/21	(510)
USD	4,076,682	JPY	467,969,000	HSBC	12/03/21	(63,371)
USD	6,429,326	JPY	734,824,000	JPM	12/03/21	(71,554)
USD	55,601,083	JPY	6,338,909,600	MS	12/03/21	(478,323)
USD	540,610,573	JPY	61,631,733,400	SSB	12/03/21	(4,636,355)
USD	10,144,915	JPY	1,158,934,000	UBS	12/03/21	(108,004)
USD	541,931,618	JPY	61,487,290,400	BOA	01/06/22	(2,452,822)
USD	53,789,472	JPY	6,102,868,600	MS	01/06/22	(242,942)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Japan ETF
November 30, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,987,010	JPY	677,156,000	UBS	01/06/22	$(8,264)
						(8,077,405)
	Net unrealized depreciation					$(5,124,690)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$574,438,495	$—	$—	$574,438,495

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,952,715	$—	$2,952,715
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8,077,405)	—	(8,077,405)
	$—	$(5,124,690)	$—	$(5,124,690)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

BNP	BNP Paribas SA	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	MS	Morgan Stanley & Co. International PLC
BSCH	Banco Santander Central Hispano	SSB	State Street Bank and Trust Co.
HSBC	HSBC Bank PLC	UBS	UBS AG

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar

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